14. Deferred Compensation and Supplemental Employee Retirement Plans	12 Months Ended
Dec. 31, 2014
Compensation Related Costs [Abstract]
Note 14. Deferred Compensation and Supplemental Employee Retirement Plans

Note 14.  Deferred Compensation and Supplemental Employee Retirement Plans

The Company maintains a directors’ deferred compensation plan and, prior to 2005, maintained a retirement plan for its directors. Participants are general creditors of the Company with respect to these benefits. The benefits accrued under these plans were $179,080 and $399,379 at December 31, 2014 and 2013, respectively. Expenses associated with these plans were $20,214 and $26,996 for the years ended December 31, 2014 and 2013, respectively. One of the participants retired in 2014 causing a substantial distribution from this plan, resulting in the decrease in accrued benefits from 2013 to 2014.

The Company also maintains a supplemental employee retirement plan (“SERP”) for certain key employees of the Company. Benefits accrued under this plan were $461,519 and $374,523 at December 31, 2014 and 2013, respectively. The expense associated with this plan was $86,996 and $67,708 for the years ended December 31, 2014 and 2013, respectively.